Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 12,812	$ 2,847
Less accumulated depreciation and amortization	(2,766)	(1,841)
Property, plant and equipment, net	10,046	1,006
Depreciation	1,200	1,200
Computers and software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,397	510
R&D lab equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,283	469
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	88	40
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,771	1,828
Construction in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 6,273	$ 0